PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Feb. 28, 2018	Feb. 28, 2017
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 369,572,627	$ 223,836,800
Less: accumulated depreciation	(122,306,779)	(69,530,082)
Property, Plant and Equipment, Net, Total	247,265,848	154,306,718
Building
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	63,127,019	58,823,576
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	187,585,900	96,232,807
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	91,550,062	55,431,263
Vehicles
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	706,695	627,190
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 26,602,951	$ 12,721,964